CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Preferred stock Series B	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Tsakos Energy Navigation Limited	Noncontrolling Interest
BALANCE, at Dec. 31, 2011	$ 919,158		$ 46,209	$ 351,566	$ 554,314	$ (35,030)	$ 917,059	$ 2,099
Net income/(loss)	(14,413)				(14,504)		(14,504)	91
Issuance of 10,000 shares	62,659		10,000	52,659			62,659
Issuance of 84,500 shares of restricted share units	0		84	(84)			0
Cash dividends paid ($0.30 per share in 2012 and $0.05 per share in 2013)	(15,362)				(15,362)		(15,362)
Other comprehensive income (loss)	9,513					9,513	9,513
Amortization of restricted share units	168			168			168
BALANCE, at Jun. 30, 2012	961,723		56,293	404,309	524,448	(25,517)	959,533	2,190
BALANCE, at Dec. 31, 2012	926,840		56,443	404,391	478,428	(14,728)	924,534	2,306
Net income/(loss)	(1,211)				(505)		(505)	(706)
Issuance of 8% cumulative redeemable perpetual preferred shares	48,251	2,000		46,251			48,251
Cash dividends paid ($0.30 per share in 2012 and $0.05 per share in 2013)	(2,822)				(2,822)		(2,822)
Declared dividends ($0.05 per share in 2013)	(2,822)				(2,822)		(2,822)
Other comprehensive income (loss)	5,089					5,089	5,089
Amortization of restricted share units	0						0
BALANCE, at Jun. 30, 2013	$ 973,325	$ 2,000	$ 56,443	$ 450,642	$ 472,279	$ (9,639)	$ 971,725	$ 1,600